Loans and Convertible Bridge Financing (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment Net Of Accumulated Depreciation Annual Rate
Schedule of current and non-current liabilities

Type of CLA	Original principal loans amounts	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2018

CLA August 2017(**)	$905,555	$58,000	$847,555	2020		$915,360	Refer to Note 8c
CLA March 2018(*)	150,000		150,000	2019		87,344	Refer to Note 8d
CLA May 2018(*)	170,000		170,000	2019		139,317	Refer to Note 8e
CLA October 2018(**)	1,000,000		1,000,000	2020	(***)	567,760	Refer to Note 8f
CLA November 2018(**)	225,000		225,000	2020	(***)	153,084	Refer to Note 8g
CLA December 2018(**)	400,000		400,000	2020	(***)	173,612	Refer to Note 8h

	$2,850,555	$58,000	$2,792,555			$2,036,477

(*)	Aggregated to $226,661 and presented within the current liabilities
(**)	Aggregated to $1,809,816 and presented within the non-current liabilities
(***)	Structured as a 24 month- convertible loans or less in case of a Public Offering (“PO”) event